Commitments and Contingencies - Summary of Long-term Purchase Commitment (Detail) - Non Cancellable Purchase Obligation [Member] $ in Thousands	Mar. 31, 2021 USD ($)
Long-term Purchase Commitment [Line Items]
2022	$ 13,968
2023	15,096
2024	15,187
2025	13,275
2026	9,812
Total	$ 67,338